Document and Entity Information	Sep. 15, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2025
Entity Registrant Name	EQT Infrastructure Company LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56691
Entity Tax Identification Number	99-3884445
Entity Address Address Line 1	245 Park Avenue
Entity Address Address Line 2	34th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10167
City Area Code	917
Local Phone Number	281-0850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002032019
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	1114 Avenue of the Americas
Entity Address Address Line 2	45th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036